Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Balance Sheets:
Amount due to related parties	$ 848	$ 628
Trade Accounts Payables [Member]
Balance Sheets:
Amount due to related parties	1,011	1,033
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheets:
Amount due to related parties	651	792
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheets:
Amount due to related parties	$ 360	$ 241